Fair Value Measurements of Company's Long-Term Financial Instruments (Detail) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	¥ 95,568,533	¥ 78,390,404
Long-term investment - cost method investment, Fair Value	95,419,830	78,235,701
Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	116,851,794	107,141,812
Long-term investment - cost method investment, Fair Value	238,803,980	111,841,541
Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	134,500,000	56,180,000
Long-term investment - held-to-maturity, Fair Value	135,860,819	53,804,649
Significant Other Observable Inputs (Level 2) | Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	135,860,819	53,804,649
Significant Unobservable Inputs (Level 3) | Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	95,419,830	78,235,701
Significant Unobservable Inputs (Level 3) | Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	¥ 238,803,980	¥ 111,841,541